Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payable taxes and other accrued expenses
Accrued expenses	$ 172,847	$ 202,363	$ 166,588
Taxes payable other than income tax	153,046	345,461	308,345
Accrued interest	44,295	42,438	40,227
Total payable taxes and other accrued expenses	$ 370,188	$ 590,262	$ 515,160